Acquisitions (OneLink Schedule) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 08, 2012
Business Acquisition [Line Items]
Goodwill	$ 29,001.6	$ 23,748.8	$ 13,877.6
OneLink [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 4.4
Other current assets				19.2
Property and equipment, net				150.2
Intangible assets subject to amortization				90.5
Intangible assets not subject to amortization - cable television franchise rights				285.0
Goodwill				226.1
Other assets, net				1.2
Current portion of long-term debt and capital lease obligations				(3.5)
Other accrued and current liabilities				(54.1)
Long-term debt and capital lease obligations				(496.9)
Deferred tax liabilities				(125.6)
Total purchase price				$ 96.5